Revenue from Contracts with Customers - Receivables, Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Feb. 23, 2022
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 217	$ 137	$ 169
Current contract liabilities (classified within other current liabilities)	(30)	(19)
Non-current contract liabilities (classified within other non-current liabilities)	$ (40)	$ (42)